Share Capital (Narrative) (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 28, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) Share shares	Mar. 31, 2020 USD ($) Share shares	Mar. 31, 2019 Share shares
Disclosure Of Classes Of Share Capital Abstract
Total number of shares issued				5,405,809	2,028,542	145,714
Number of warrants exercised				1,672,028	17,857	0
Number of share options exercised				145,537	119,292	95,714
Shares issued for conversion of debentures (shares)				1,703,240	17,857	50,000
Issuance of IPO	1,860,000			1,860,000
Issuance of share of concurrent private placement	25,000			25,000
Net fractional shares as a result of share consolidation (shares)				5
Number of units sold under private placement		1,873,536
Price per unit | $ / shares	$ 20.00	$ 2.135
Proceeds from private placement and equity offering | $	$ 37,700,000	$ 4,000,000	$ 37,700,000	$ 37,700,000	$ 4,000,000
Shares issued in private placement of units (shares)		1,873,536			1,873,536
Warrants under offering, description		Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CAD $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.